COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Impacts from the Initial and Second ROE Complaints
The recognition of the obligations associated with the complaints resulted in a reduction in net income and additional interest expense as set forth in the table below for the periods indicated.

	Three months ended
	March 31,
(in millions)	2018	2017
Interest expense increase	$2	$1
Estimated net income reduction	1	1

The recognition of the obligations associated with the complaints resulted in a reduction of revenues and net income and additional interest expense as set forth in the table below for the periods indicated.

	Year Ended December 31,
(In millions)	2017	2016	2015
Revenue reduction	$—	$80	$115
Interest expense increase	6	10	5
Estimated net income reduction (a)	3	55	73
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(a)	Includes an effect on net income of $27 million and $28 million for the years ended December 31, 2016 and 2015, respectively, for revenue initially recognized in 2015, 2014 and 2013.

Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments under the leases at December 31, 2017 were:

(In millions)
2018	$1
2019	1
2020	1
2021	—
2022 and thereafter	1
Total minimum lease payments	$4